Financial Instruments - Summary of Financial Instruments (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and banks	$ 806,708,433	$ 278,717,518	$ 430,871,412
Investments measured at fair value through profit or loss	297,761,281	2,560,939,429
Held to maturity investments	1,797,389,614	1,855,011,738
Receivables	2,216,762,361	1,927,110,875
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Measured at amortized cost	$ 12,665,218,530	$ 11,752,178,580